Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI	$ (156.3)	$ (127.1)	$ (103.1)
Change in Fair Value Recognized in AOCI	71.2	(28.0)	(20.7)
Commodity
Generation and Marketing Revenues	1,771.4	2,858.7	2,866.7
Purchased Electricity for Resale	2,965.3	2,821.4	2,760.1
Interest Rate
Interest Expense	895.0	877.2	873.9
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit	26.4	(1.7)	(14.3)
Income Tax (Expense) Credit	(969.7)	73.7	(919.6)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	17.3	(1.2)	(9.3)
Net Current Period Other Comprehensive Income (Loss)	88.5	(29.2)	(30.0)
Pension and OPEB Adjustment Related to Mitchell Plant			6.0
Ending Balance in AOCI	(67.8)	(156.3)	(127.1)
Securities Available for Sale [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI	8.4	7.1	7.7
Change in Fair Value Recognized in AOCI	3.5	1.3	(0.6)
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit	0.0	0.0	0.0
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0.0	0.0	0.0
Net Current Period Other Comprehensive Income (Loss)	3.5	1.3	(0.6)
Pension and OPEB Adjustment Related to Mitchell Plant			0.0
Ending Balance in AOCI	11.9	8.4	7.1
Pension and OPEB [Member] | Amortization of Deferred Costs [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI	140.5	139.9	138.7
Change in Fair Value Recognized in AOCI	0.0	0.0	0.0
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit	1.7	0.9	1.8
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	1.1	0.6	1.2
Net Current Period Other Comprehensive Income (Loss)	1.1	0.6	1.2
Pension and OPEB Adjustment Related to Mitchell Plant			0.0
Ending Balance in AOCI	141.6	140.5	139.9
Pension and OPEB [Member] | Changes in Funded Status [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI	(266.4)	(251.7)	(232.0)
Change in Fair Value Recognized in AOCI	86.5	(14.7)	(25.7)
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit	0.0	0.0	0.0
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0.0	0.0	0.0
Net Current Period Other Comprehensive Income (Loss)	86.5	(14.7)	(25.7)
Pension and OPEB Adjustment Related to Mitchell Plant			6.0
Ending Balance in AOCI	(179.9)	(266.4)	(251.7)
Commodity [Member] | Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI	(23.1)	(5.2)	1.6
Change in Fair Value Recognized in AOCI	(20.4)	(14.6)	5.6
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit	23.2	(5.0)	(19.0)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	15.1	(3.3)	(12.4)
Net Current Period Other Comprehensive Income (Loss)	(5.3)	(17.9)	(6.8)
Pension and OPEB Adjustment Related to Mitchell Plant			0.0
Ending Balance in AOCI	(28.4)	(23.1)	(5.2)
Interest Rate [Member] | Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI	(15.7)	(17.2)	(19.1)
Change in Fair Value Recognized in AOCI	1.6	0.0	0.0
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit	1.5	2.4	2.9
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	1.1	1.5	1.9
Net Current Period Other Comprehensive Income (Loss)	2.7	1.5	1.9
Pension and OPEB Adjustment Related to Mitchell Plant			0.0
Ending Balance in AOCI	(13.0)	(15.7)	(17.2)
Reclassifications from Accumulated Other Comprehensive Income [Member]
Commodity
Generation and Marketing Revenues	(5.6)	(21.4)	(48.1)
Purchased Electricity for Resale	28.8	16.4	29.1
Interest Rate
Interest Expense	1.5	2.4	2.9
Pension and OPEB
Amortization of Prior Service Cost (Credit)	(19.6)	(19.4)	(19.5)
Amortization of Actuarial (Gains)/Losses	21.3	20.3	21.3
Income Tax (Expense) Credit	9.1	(0.5)	(5.0)
Reclassifications from Accumulated Other Comprehensive Income [Member] | Securities Available for Sale [Member]
Commodity
Generation and Marketing Revenues	0.0	0.0	0.0
Purchased Electricity for Resale	0.0	0.0	0.0
Interest Rate
Interest Expense	0.0	0.0	0.0
Pension and OPEB
Amortization of Prior Service Cost (Credit)	0.0	0.0	0.0
Amortization of Actuarial (Gains)/Losses	0.0	0.0	0.0
Income Tax (Expense) Credit	0.0	0.0	0.0
Reclassifications from Accumulated Other Comprehensive Income [Member] | Pension and OPEB [Member] | Amortization of Deferred Costs [Member]
Commodity
Generation and Marketing Revenues	0.0	0.0	0.0
Purchased Electricity for Resale	0.0	0.0	0.0
Interest Rate
Interest Expense	0.0	0.0	0.0
Pension and OPEB
Amortization of Prior Service Cost (Credit)	(19.6)	(19.4)	(19.5)
Amortization of Actuarial (Gains)/Losses	21.3	20.3	21.3
Income Tax (Expense) Credit	0.6	0.3	0.6
Reclassifications from Accumulated Other Comprehensive Income [Member] | Pension and OPEB [Member] | Changes in Funded Status [Member]
Commodity
Generation and Marketing Revenues	0.0	0.0	0.0
Purchased Electricity for Resale	0.0	0.0	0.0
Interest Rate
Interest Expense	0.0	0.0	0.0
Pension and OPEB
Amortization of Prior Service Cost (Credit)	0.0	0.0	0.0
Amortization of Actuarial (Gains)/Losses	0.0	0.0	0.0
Income Tax (Expense) Credit	0.0	0.0	0.0
Reclassifications from Accumulated Other Comprehensive Income [Member] | Commodity [Member] | Cash Flow Hedges [Member]
Commodity
Generation and Marketing Revenues	(5.6)	(21.4)	(48.1)
Purchased Electricity for Resale	28.8	16.4	29.1
Interest Rate
Interest Expense	0.0	0.0	0.0
Pension and OPEB
Amortization of Prior Service Cost (Credit)	0.0	0.0	0.0
Amortization of Actuarial (Gains)/Losses	0.0	0.0	0.0
Income Tax (Expense) Credit	8.1	(1.7)	(6.6)
Reclassifications from Accumulated Other Comprehensive Income [Member] | Interest Rate [Member] | Cash Flow Hedges [Member]
Commodity
Generation and Marketing Revenues	0.0	0.0	0.0
Purchased Electricity for Resale	0.0	0.0	0.0
Interest Rate
Interest Expense	1.5	2.4	2.9
Pension and OPEB
Amortization of Prior Service Cost (Credit)	0.0	0.0	0.0
Amortization of Actuarial (Gains)/Losses	0.0	0.0	0.0
Income Tax (Expense) Credit	0.4	0.9	1.0
AEP Texas Inc. [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI	(14.9)	(17.2)	(18.9)
Change in Fair Value Recognized in AOCI	1.1	0.8	0.1
Interest Rate
Interest Expense	142.3	144.4	148.4
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit	1.7	2.2	2.4
Income Tax (Expense) Credit	23.4	(59.9)	(58.2)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	1.2	1.5	1.6
Net Current Period Other Comprehensive Income (Loss)	2.3	2.3	1.7
Ending Balance in AOCI	(12.6)	(14.9)	(17.2)
AEP Texas Inc. [Member] | Pension and OPEB [Member] | Amortization of Deferred Costs [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI	4.2	3.9	3.6
Change in Fair Value Recognized in AOCI	0.0	0.0	0.0
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit	0.4	0.4	0.5
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0.3	0.3	0.3
Net Current Period Other Comprehensive Income (Loss)	0.3	0.3	0.3
Ending Balance in AOCI	4.5	4.2	3.9
AEP Texas Inc. [Member] | Pension and OPEB [Member] | Changes in Funded Status [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI	(13.7)	(14.6)	(14.8)
Change in Fair Value Recognized in AOCI	1.1	0.9	0.2
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit	0.0	0.0	0.0
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0.0	0.0	0.0
Net Current Period Other Comprehensive Income (Loss)	1.1	0.9	0.2
Ending Balance in AOCI	(12.6)	(13.7)	(14.6)
AEP Texas Inc. [Member] | Interest Rate [Member] | Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI	(5.4)	(6.5)	(7.7)
Change in Fair Value Recognized in AOCI	0.0	(0.1)	(0.1)
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit	1.3	1.8	1.9
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0.9	1.2	1.3
Net Current Period Other Comprehensive Income (Loss)	0.9	1.1	1.2
Ending Balance in AOCI	(4.5)	(5.4)	(6.5)
AEP Texas Inc. [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member]
Interest Rate
Interest Expense	1.3	1.8	1.9
Pension and OPEB
Amortization of Prior Service Cost (Credit)	(0.1)	(0.1)	(0.1)
Amortization of Actuarial (Gains)/Losses	0.5	0.5	0.6
Income Tax (Expense) Credit	0.5	0.7	0.8
AEP Texas Inc. [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Pension and OPEB [Member] | Amortization of Deferred Costs [Member]
Interest Rate
Interest Expense	0.0	0.0	0.0
Pension and OPEB
Amortization of Prior Service Cost (Credit)	(0.1)	(0.1)	(0.1)
Amortization of Actuarial (Gains)/Losses	0.5	0.5	0.6
Income Tax (Expense) Credit	0.1	0.1	0.2
AEP Texas Inc. [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Pension and OPEB [Member] | Changes in Funded Status [Member]
Interest Rate
Interest Expense	0.0	0.0	0.0
Pension and OPEB
Amortization of Prior Service Cost (Credit)	0.0	0.0	0.0
Amortization of Actuarial (Gains)/Losses	0.0	0.0	0.0
Income Tax (Expense) Credit	0.0	0.0	0.0
AEP Texas Inc. [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Interest Rate [Member] | Cash Flow Hedges [Member]
Interest Rate
Interest Expense	1.3	1.8	1.9
Pension and OPEB
Amortization of Prior Service Cost (Credit)	0.0	0.0	0.0
Amortization of Actuarial (Gains)/Losses	0.0	0.0	0.0
Income Tax (Expense) Credit	0.4	0.6	0.6
AEP Transmission Co [Member]
Interest Rate
Interest Expense	68.0	46.0	34.6
Pension and OPEB
Income Tax (Expense) Credit	(147.2)	(94.1)	(60.0)
Appalachian Power Co [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI	(8.4)	(2.8)	5.0
Change in Fair Value Recognized in AOCI	11.6	(3.5)	(5.7)
Commodity
Purchased Electricity for Resale	357.6	329.3	395.2
Interest Rate
Interest Expense	190.9	188.5	192.3
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit	(2.9)	(3.2)	(3.2)
Income Tax (Expense) Credit	(185.3)	(199.1)	(194.3)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1.9)	(2.1)	(2.1)
Net Current Period Other Comprehensive Income (Loss)	9.7	(5.6)	(7.8)
Ending Balance in AOCI	1.3	(8.4)	(2.8)
Appalachian Power Co [Member] | Pension and OPEB [Member] | Amortization of Deferred Costs [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI	16.0	17.4	19.2
Change in Fair Value Recognized in AOCI	0.0	0.0	0.0
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit	(1.8)	(2.1)	(2.8)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1.2)	(1.4)	(1.8)
Net Current Period Other Comprehensive Income (Loss)	(1.2)	(1.4)	(1.8)
Ending Balance in AOCI	14.8	16.0	17.4
Appalachian Power Co [Member] | Pension and OPEB [Member] | Changes in Funded Status [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI	(27.3)	(23.8)	(18.1)
Change in Fair Value Recognized in AOCI	11.6	(3.5)	(5.7)
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit	0.0	0.0	0.0
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0.0	0.0	0.0
Net Current Period Other Comprehensive Income (Loss)	11.6	(3.5)	(5.7)
Ending Balance in AOCI	(15.7)	(27.3)	(23.8)
Appalachian Power Co [Member] | Interest Rate [Member] | Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI	2.9	3.6	3.9
Change in Fair Value Recognized in AOCI	0.0	0.0	0.0
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit	(1.1)	(1.1)	(0.4)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(0.7)	(0.7)	(0.3)
Net Current Period Other Comprehensive Income (Loss)	(0.7)	(0.7)	(0.3)
Ending Balance in AOCI	2.2	2.9	3.6
Appalachian Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member]
Interest Rate
Interest Expense	(1.1)	(1.1)	(0.4)
Pension and OPEB
Amortization of Prior Service Cost (Credit)	(5.2)	(5.1)	(5.1)
Amortization of Actuarial (Gains)/Losses	3.4	3.0	2.3
Income Tax (Expense) Credit	(1.0)	(1.1)	(1.1)
Appalachian Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Pension and OPEB [Member] | Amortization of Deferred Costs [Member]
Interest Rate
Interest Expense	0.0	0.0	0.0
Pension and OPEB
Amortization of Prior Service Cost (Credit)	(5.2)	(5.1)	(5.1)
Amortization of Actuarial (Gains)/Losses	3.4	3.0	2.3
Income Tax (Expense) Credit	(0.6)	(0.7)	(1.0)
Appalachian Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Pension and OPEB [Member] | Changes in Funded Status [Member]
Interest Rate
Interest Expense	0.0	0.0	0.0
Pension and OPEB
Amortization of Prior Service Cost (Credit)	0.0	0.0	0.0
Amortization of Actuarial (Gains)/Losses	0.0	0.0	0.0
Income Tax (Expense) Credit	0.0	0.0	0.0
Appalachian Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Interest Rate [Member] | Cash Flow Hedges [Member]
Interest Rate
Interest Expense	(1.1)	(1.1)	(0.4)
Pension and OPEB
Amortization of Prior Service Cost (Credit)	0.0	0.0	0.0
Amortization of Actuarial (Gains)/Losses	0.0	0.0	0.0
Income Tax (Expense) Credit	(0.4)	(0.4)	(0.1)
Indiana Michigan Power Co [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI	(16.2)	(16.7)	(14.3)
Change in Fair Value Recognized in AOCI	2.8	(0.8)	(3.5)
Commodity
Purchased Electricity for Resale	152.2	198.7	195.8
Interest Rate
Interest Expense	110.8	100.8	90.2
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit	2.0	2.0	1.7
Income Tax (Expense) Credit	(81.4)	(67.5)	(96.1)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	1.3	1.3	1.1
Net Current Period Other Comprehensive Income (Loss)	4.1	0.5	(2.4)
Ending Balance in AOCI	(12.1)	(16.2)	(16.7)
Indiana Michigan Power Co [Member] | Pension and OPEB [Member] | Amortization of Deferred Costs [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI	5.1	5.1	5.1
Change in Fair Value Recognized in AOCI	0.0	0.0	0.0
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit	0.0	0.0	0.0
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0.0	0.0	0.0
Net Current Period Other Comprehensive Income (Loss)	0.0	0.0	0.0
Ending Balance in AOCI	5.1	5.1	5.1
Indiana Michigan Power Co [Member] | Pension and OPEB [Member] | Changes in Funded Status [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI	(9.3)	(8.5)	(5.0)
Change in Fair Value Recognized in AOCI	2.8	(0.8)	(3.5)
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit	0.0	0.0	0.0
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0.0	0.0	0.0
Net Current Period Other Comprehensive Income (Loss)	2.8	(0.8)	(3.5)
Ending Balance in AOCI	(6.5)	(9.3)	(8.5)
Indiana Michigan Power Co [Member] | Interest Rate [Member] | Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI	(12.0)	(13.3)	(14.4)
Change in Fair Value Recognized in AOCI	0.0	0.0	0.0
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit	2.0	2.0	1.7
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	1.3	1.3	1.1
Net Current Period Other Comprehensive Income (Loss)	1.3	1.3	1.1
Ending Balance in AOCI	(10.7)	(12.0)	(13.3)
Indiana Michigan Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member]
Interest Rate
Interest Expense	2.0	2.0	1.7
Pension and OPEB
Amortization of Prior Service Cost (Credit)	(0.9)	(0.8)	(0.9)
Amortization of Actuarial (Gains)/Losses	0.9	0.8	0.9
Income Tax (Expense) Credit	0.7	0.7	0.6
Indiana Michigan Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Pension and OPEB [Member] | Amortization of Deferred Costs [Member]
Interest Rate
Interest Expense	0.0	0.0	0.0
Pension and OPEB
Amortization of Prior Service Cost (Credit)	(0.9)	(0.8)	(0.9)
Amortization of Actuarial (Gains)/Losses	0.9	0.8	0.9
Income Tax (Expense) Credit	0.0	0.0	0.0
Indiana Michigan Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Pension and OPEB [Member] | Changes in Funded Status [Member]
Interest Rate
Interest Expense	0.0	0.0	0.0
Pension and OPEB
Amortization of Prior Service Cost (Credit)	0.0	0.0	0.0
Amortization of Actuarial (Gains)/Losses	0.0	0.0	0.0
Income Tax (Expense) Credit	0.0	0.0	0.0
Indiana Michigan Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Interest Rate [Member] | Cash Flow Hedges [Member]
Interest Rate
Interest Expense	2.0	2.0	1.7
Pension and OPEB
Amortization of Prior Service Cost (Credit)	0.0	0.0	0.0
Amortization of Actuarial (Gains)/Losses	0.0	0.0	0.0
Income Tax (Expense) Credit	0.7	0.7	0.6
Ohio Power Co [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI	3.0
Commodity
Purchased Electricity for Resale	705.9	663.1	635.0
Interest Rate
Interest Expense	101.9	112.2	127.8
Pension and OPEB
Income Tax (Expense) Credit	(159.3)	(143.8)	(126.5)
Net Current Period Other Comprehensive Income (Loss)	(1.1)	(1.3)	(1.3)
Ending Balance in AOCI	1.9	3.0
Ohio Power Co [Member] | Interest Rate [Member] | Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI	3.0	4.3	5.6
Change in Fair Value Recognized in AOCI	0.0	0.0	0.0
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit	(1.7)	(1.9)	(2.0)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1.1)	(1.3)	(1.3)
Net Current Period Other Comprehensive Income (Loss)	(1.1)	(1.3)	(1.3)
Ending Balance in AOCI	1.9	3.0	4.3
Ohio Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Interest Rate [Member] | Cash Flow Hedges [Member]
Interest Rate
Interest Expense	(1.7)	(1.9)	(2.0)
Pension and OPEB
Income Tax (Expense) Credit	(0.6)	(0.6)	(0.7)
Public Service Co Of Oklahoma [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI	3.4
Commodity
Purchased Electricity for Resale	514.9	441.2	316.9
Interest Rate
Interest Expense	53.4	51.2	58.6
Pension and OPEB
Income Tax (Expense) Credit	(50.1)	(54.4)	(51.3)
Net Current Period Other Comprehensive Income (Loss)	(0.8)	(0.8)	(0.8)
Ending Balance in AOCI	2.6	3.4
Public Service Co Of Oklahoma [Member] | Interest Rate [Member] | Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI	3.4	4.2	5.0
Change in Fair Value Recognized in AOCI	0.0	0.0	0.0
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit	(1.3)	(1.2)	(1.2)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(0.8)	(0.8)	(0.8)
Net Current Period Other Comprehensive Income (Loss)	(0.8)	(0.8)	(0.8)
Ending Balance in AOCI	2.6	3.4	4.2
Public Service Co Of Oklahoma [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Interest Rate [Member] | Cash Flow Hedges [Member]
Interest Rate
Interest Expense	(1.3)	(1.2)	(1.2)
Pension and OPEB
Income Tax (Expense) Credit	(0.5)	(0.4)	(0.4)
Southwestern Electric Power Co [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI	(9.4)	(9.4)	(7.5)
Change in Fair Value Recognized in AOCI	4.7	(1.0)	(2.9)
Commodity
Purchased Electricity for Resale	168.7	142.4	110.6
Interest Rate
Interest Expense	123.4	119.7	119.9
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit	1.1	1.6	1.6
Income Tax (Expense) Credit	(48.1)	(52.1)	(84.8)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0.7	1.0	1.0
Net Current Period Other Comprehensive Income (Loss)	5.4	0.0	(1.9)
Ending Balance in AOCI	(4.0)	(9.4)	(9.4)
Southwestern Electric Power Co [Member] | Pension and OPEB [Member] | Amortization of Deferred Costs [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI	1.9	2.6	3.6
Change in Fair Value Recognized in AOCI	0.0	0.0	0.0
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit	(1.1)	(1.1)	(1.5)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(0.7)	(0.7)	(1.0)
Net Current Period Other Comprehensive Income (Loss)	(0.7)	(0.7)	(1.0)
Ending Balance in AOCI	1.2	1.9	2.6
Southwestern Electric Power Co [Member] | Pension and OPEB [Member] | Changes in Funded Status [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI	(3.9)	(2.9)	0.0
Change in Fair Value Recognized in AOCI	4.7	(1.0)	(2.9)
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit	0.0	0.0	0.0
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0.0	0.0	0.0
Net Current Period Other Comprehensive Income (Loss)	4.7	(1.0)	(2.9)
Ending Balance in AOCI	0.8	(3.9)	(2.9)
Southwestern Electric Power Co [Member] | Interest Rate [Member] | Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI	(7.4)	(9.1)	(11.1)
Change in Fair Value Recognized in AOCI	0.0	0.0	0.0
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit	2.2	2.7	3.1
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	1.4	1.7	2.0
Net Current Period Other Comprehensive Income (Loss)	1.4	1.7	2.0
Ending Balance in AOCI	(6.0)	(7.4)	(9.1)
Southwestern Electric Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member]
Interest Rate
Interest Expense	2.2	2.7	3.1
Pension and OPEB
Amortization of Prior Service Cost (Credit)	(2.0)	(1.8)	(1.9)
Amortization of Actuarial (Gains)/Losses	0.9	0.7	0.4
Income Tax (Expense) Credit	0.4	0.6	0.6
Southwestern Electric Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Pension and OPEB [Member] | Amortization of Deferred Costs [Member]
Interest Rate
Interest Expense	0.0	0.0	0.0
Pension and OPEB
Amortization of Prior Service Cost (Credit)	(2.0)	(1.8)	(1.9)
Amortization of Actuarial (Gains)/Losses	0.9	0.7	0.4
Income Tax (Expense) Credit	(0.4)	(0.4)	(0.5)
Southwestern Electric Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Pension and OPEB [Member] | Changes in Funded Status [Member]
Interest Rate
Interest Expense	0.0	0.0	0.0
Pension and OPEB
Amortization of Prior Service Cost (Credit)	0.0	0.0	0.0
Amortization of Actuarial (Gains)/Losses	0.0	0.0	0.0
Income Tax (Expense) Credit	0.0	0.0	0.0
Southwestern Electric Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Interest Rate [Member] | Cash Flow Hedges [Member]
Interest Rate
Interest Expense	2.2	2.7	3.1
Pension and OPEB
Amortization of Prior Service Cost (Credit)	0.0	0.0	0.0
Amortization of Actuarial (Gains)/Losses	0.0	0.0	0.0
Income Tax (Expense) Credit	$ 0.8	$ 1.0	$ 1.1